Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands	ARS ($)	USD ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 6,953,829
Gas I [member]
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust	Gas I
Maturity Date	Dec. 31, 2020
Gas II [member]
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	Gas II
Maturity Date	Dec. 31, 2022
Cag S.A. [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 10, 2011
Trust	Cag S.A.
Maturity Date	Dec. 31, 2020
Mila III [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	Mila III
Maturity Date	Dec. 31, 2020
Mila IV [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust	Mila IV
Maturity Date	Dec. 31, 2020
Cag S.A. II [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 14, 2011
Trust	Cag S.A. II
Maturity Date	Dec. 31, 2020
Mila V [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 13, 2014
Trust	Mila V
Maturity Date	Dec. 31, 2020
Mila VI [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 06, 2014
Trust	Mila VI
Maturity Date	Dec. 31, 2020
Red surcos II [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 18, 2014
Trust	Red Surcos II
Maturity Date	Dec. 31, 2020
Mila VII [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 03, 2014
Trust	Mila VII
Maturity Date	Jan. 20, 2021
Red surcos III [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 13, 2015
Trust	Red Surcos III
Maturity Date	Dec. 31, 2020
Mila VIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 27, 2015
Trust	Mila VIII
Maturity Date	Dec. 31, 2020
Mila IX [member]
Disclosure of trust activities [line items]
Date of Contract	May 18, 2015
Trust	Mila IX
Maturity Date	Sep. 15, 2021
Mila X [member]
Disclosure of trust activities [line items]
Date of Contract	Aug. 24, 2015
Trust	Mila X
Maturity Date	Dec. 20, 2021
Mila XI [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 30, 2015
Trust	Mila XI
Maturity Date	Jan. 15, 2022
Mila XII [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 14, 2016
Trust	Mila XII
Maturity Date	Nov. 15, 2021
Red surcos IV [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 05, 2016
Trust	Red Surcos IV
Maturity Date	Dec. 31, 2020
Mila XIII [member]
Disclosure of trust activities [line items]
Date of Contract	May 13, 2016
Trust	Mila XIII
Maturity Date	Sep. 15, 2022
Mila XIV [member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2016
Trust	Mila XIV
Maturity Date	Jan. 31, 2023
Mila XV [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 27, 2016
Trust	Mila XV
Maturity Date	Mar. 31, 2023
Mila XVI [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 10, 2017
Trust	Mila XVI
Maturity Date	Jun. 30, 2023
Mila XVII [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 24, 2017
Trust	Mila XVII
Maturity Date	Sep. 30, 2023
Mila XVIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 12, 2017
Trust	Mila XVIII
Maturity Date	Jan. 31, 2024
Mila XIX [member]
Disclosure of trust activities [line items]
Date of Contract	Oct. 27, 2017
Trust	Mila XIX
Maturity Date	May 31, 2024
Mila XX [member]
Disclosure of trust activities [line items]
Date of Contract	Feb. 16, 2018
Trust	Mila XX
Maturity Date	Sep. 30, 2024
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Gas I [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 102,053
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Gas II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	6,784,669
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Cag S.A. [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	389
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila III [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	12,208
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila IV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	792
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Cag S.A. II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	607
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila V [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila VI [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Red surcos II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	1,356
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila VII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Red surcos III [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	767
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila VIII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila IX [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	260
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila X [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XI [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	272
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Red surcos IV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	870
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XIII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	387
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XIV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	387
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	5,890
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XVI [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	387
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XVII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	18,758
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XVIII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	23,559
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XIX [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	47
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Mila XX [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 141	$ 141